Note 12. Revenue and Profit Deferrals Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Sep. 25, 2012	Dec. 31, 2012	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 296.4	$ 296.4			$ 244.7
Deferred revenue	32.3	59.3
Gintech deposit retained, without recourse					21.9
Gain (Loss) on Contract Termination		22.9
Gintech refundable deposit to be repaid					35.1
Congery deposit refunded			21.3
Conergy deposit collected			26.7
Solar Energy [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	294.0	294.0			242.1
Solar Wafer Supply Agreement [Member]
Deferred Revenue Arrangement [Line Items]
Recognition of Deferred Revenue			$ 37.1	$ 37.1